Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 31,092	$ 27,638
New or revised provisions	423	2,638
Accretion expense	426	816
Balance at end of period	$ 31,941	$ 31,092